Earnings Per Share (Narrative) (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015	Sep. 30, 2016 USD ($)	Sep. 30, 2015	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Jan. 31, 2013 shares
Earnings Per Share [Abstract]
Reverse stock split			1 for 2 reverse stock split upon Reorganization had occurred at the beginning of the three and nine month periods ended September 30, 2016 and 2015		1 for 2 reverse stock split upon reorganization had occurred at the beginning of years ended December 31, 2015 and 2014
Reverse stock split, conversion ratio	2	2	2	2	2
Dilutive effect of earnings per share | $	$ 0		$ 0
Outstanding ordinary common shares | shares					15,044,051	14,661,004	236,187,211